Annual Total Returns - BlackRock Low Duration Bond Portfolio (Class K Shares) [BarChart] - Class K - BlackRock Low Duration Bond Portfolio - Class K Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	2.36%
Annual Return 2012	5.26%
Annual Return 2013	1.36%
Annual Return 2014	1.58%
Annual Return 2015	0.87%
Annual Return 2016	1.93%
Annual Return 2017	2.13%
Annual Return 2018	1.04%
Annual Return 2019	4.79%
Annual Return 2020	3.52%